Taxes	12 Months Ended
Dec. 31, 2024
Taxes
Taxes

20. Taxes

	December 31, 2024	December 31, 2023	December 31, 2022
Net (loss) from continuing operations before tax	(4,909,342)	(2,500,153)	(10,803,956)
Net gain / (loss) before tax of discontinued operations	11,965,129	(8,056,074)	(10,000,257)
Net gain / (loss) before tax	7,055,787	(10,556,227)	(20,804,213)
Tax calculated at a tax rate of 14.7% for 2024 (13.99% for 2023 and 2022)	(1,037,201)	1,476,816	2,910,509
Effect of different tax rates in USA and France	4,755	1,658	3,801
Deductible expenses charged against equity for issuance of shares	1,758	37,374	98,591
Sale of treasury shares by a subsidiary, recognized as financial loss / (income) in standalone financial statements	(30,103)	485,867	1,666,594
Net loss incurred by Neurosterix Pharma Sàrl from March 19 2024 to April 1, 2024 [1]	79,270	—	—
Expenses not deductible for tax purposes	(229,815)	(321,494)	(434,593)
Permanent difference related to investments accounted for using the equity method	320,042	—	—
Other temporary differences	—	(1,836)	(1,324)
Total tax not recognized as deferred tax (asset) / liability	891,294	(1,678,385)	(4,243,578)
Income tax expense for continuing operations	—	—	—
Income tax expense for discontinued operations	—	—	—
(1)	The Group lost the control of its subsidiary Neurosterix Pharma Sàrl on April 2, 2024, as part of the divestment of a part of its business (note 23).

The Group has decided not to recognize any deferred income tax assets at December 31, 2024, 2023 or 2022. The key factors which have influenced management in coming to this evaluation are the fact that the Group has not yet a history of making profits due to the stage development of its drug products. The net profit of CHF 7.1 million recognized on December 31, 2024 was primarily due to the sale of a part of the business of the Group to Neurosterix Group, generating a discontinued net gain before tax of CHF 11.97 million (note 23).

The amount of deferred income tax assets that arises from sources other than tax losses carried forward and the amount of deferred income tax liabilities remain insignificant compared to the unrecognized tax losses carried forward as of December 31, 2024.

The tax losses carried forward by the Group and their respective expiry dates are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
2023	—	—	141,425,567
2024	—	290,949	290,949
2025	3,586,490	3,586,490	3,586,490
2026	23,467,840	23,467,840	23,467,840
2027	12,590,566	12,590,566	12,590,566
2028	28,427,419	28,427,419	28,427,419
2029	65,365,173	65,365,173	65,367,349
2030	33,835,017	19,766,179	—
2031	8,224,914	—	—
Total unrecorded tax losses carry forwards	175,497,419	153,494,616	275,156,180

As of December 31, 2024, the unrecorded tax losses carried forward amounted to CHF 175,497,419 (2023: CHF 153,494,616, 2022: CHF 275,156,180). The tax losses carried forward expiring in 2030 increased by CHF 14.0 million following one final tax return received from Swiss tax administration in 2024.